UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

PIA BBB Bond Fund
PBBBX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA BBB Bond Fund	$9	0.18%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$220,881,449
Number of Holdings	311
Portfolio Turnover	3%
Average Credit Quality	BBB
Effective Duration	6.69 years
Weighted Average Maturity	11.00 years
Weighted Average Life	10.69 years
Distribution Yield	3.92%
30-Day SEC Yield	5.28%
30-Day SEC Yield Unsubsidized	5.28%
Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
PIA BBB Bond Fund	PAGE 1	TSR-SAR-007989577

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
U.S. Treasury Note/Bond	2.5%
Oracle Corp.	2.4%
AT&T, Inc.	2.2%
Verizon Communications, Inc.	2.2%
CVS Health Corp.	1.7%
Amgen, Inc.	1.6%
Mexico Government International Bond	1.5%
Boeing Co.	1.5%
T-Mobile USA, Inc.	1.5%
Pacific Gas and Electric Co.	1.4%

Credit Breakdown	(%)[1]
AA	2.6%
A	3.4%
BBB	92.8%
BB	1.2%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA BBB Bond Fund	PAGE 2	TSR-SAR-007989577

PIA MBS Bond Fund
PMTGX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA MBS Bond Fund	$14	0.28%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$104,759,675
Number of Holdings	86
Portfolio Turnover	4%
Average Credit Quality	AA
Effective Duration	6.07 years
Weighted Average Maturity	24.40 years
Weighted Average Life	8.04 years
Distribution Yield	4.20%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.93%
Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
PIA MBS Bond Fund	PAGE 1	TSR-SAR-007989494

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
FHLMC	37.3%
FNMA	33.1%
GNMA	17.2%
United States Treasury Bill	6.2%
Fidelity Government Portfolio	2.4%
UMBS TBA	1.9%
Invitation Homes Trust	1.4%
CF Hippolyta Issuer LLC	1.3%
SAFCO Auto Receivables Trust	0.5%
BX Trust	0.4%

Credit Breakdown	(%)[1]
AA	98.7%
A	1.3%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA MBS Bond Fund	PAGE 2	TSR-SAR-007989494

PIA High Yield (MACS) Fund
PIAMX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the PIA High Yield (MACS) Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield (MACS) Fund	$9	0.18%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$178,238,381
Number of Holdings	115
Portfolio Turnover	9%
Average Credit Quality	B
Effective Duration	2.67 years
Weighted Average Maturity	3.90 years
Weighted Average Life	3.88 years
Distribution Yield	8.76%
30-Day SEC Yield	10.34%
30-Day SEC Yield Unsubsidized	10.34%
Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
PIA High Yield (MACS) Fund	PAGE 1	TSR-SAR-00770X378

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	3.2%
Veritiv Operating Co.	1.7%
Innophos Holdings, Inc.	1.7%
TKC Holdings, Inc.	1.7%
Rocket Software, Inc.	1.6%
Consolidated Energy Finance SA	1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.5%
Mercer International, Inc.	1.5%
ITT Holdings LLC	1.4%
ION Trading Technologies Sarl	1.4%

Credit Breakdown	(%)[1]
Aaa	3.0%
Baa	0.0%
Ba	8.0%
B	65.0%
Caa	19.0%
Ca	1.0%
NR	4.0%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield (MACS) Fund	PAGE 2	TSR-SAR-00770X378

PIA High Yield Fund
PHYSX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield Fund	$32	0.65%
*	Annualized
HOW HAS THE FUND CHANGED?
Effective September 1, 2024, Pacific Income Advisors, Inc. (the “Adviser”) agreed to modify the  PIA High Yield Fund’s (the “Fund”) Expense Limitation Agreement. The Board of Trustees (the “Trust”) approved a revised Expense Limitation Agreement between the Fund and the Trust, which decreases the Fund’s expense cap from 0.86% to 0.65%. This means that the Adviser will be required to reimburse the Fund if expenses exceed 0.65%.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$90,530,440
Number of Holdings	114
Portfolio Turnover	8%
Average Credit Quality	B
Effective Duration	2.62 years
Weighted Average Maturity	3.80 years
Weighted Average Life	3.80 years
Distribution Yield	8.16%
30-Day SEC Yield	9.71%
30-Day SEC Yield Unsubsidized	9.38%
Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
PIA High Yield Fund	PAGE 1	TSR-SAR-007989163

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	6.1%
Consolidated Energy Finance SA	1.7%
Innophos Holdings, Inc.	1.5%
TKC Holdings, Inc.	1.4%
Mercer International, Inc.	1.4%
LABL, Inc.	1.4%
TMS International Corp./DE	1.3%
Veritiv Operating Co.	1.3%
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	1.3%
NGL Energy Operating LLC / NGL Energy Finance Corp.	1.3%

Credit Breakdown	(%)[1]
AAA	5.0%
Baa	0.0%
Ba	7.0%
B	64.0%
Caa	19.0%
Ca	1.0%
NR	4.0%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/high-yield-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield Fund	PAGE 2	TSR-SAR-007989163

PIA Short-Term Securities Fund
PIASX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the PIA Short-Term Securities Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA Short-Term Securities Fund	$20	0.39%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,987,242
Number of Holdings	115
Portfolio Turnover	31%
Average Credit Quality	A
Effective Duration	1.15 years
Weighted Average Maturity	3.00 years
Weighted Average Life	1.36 years
Distribution Yield	4.55%
30-Day SEC Yield	4.50%
30-Day SEC Yield Unsubsidized	4.47%
Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
PIA Short-Term Securities Fund	PAGE 1	TSR-SAR-007989551

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Bill	8.4%
BX Trust	7.8%
U.S. Treasury Note/Bond	7.6%
PVOne LLC	2.0%
AEGON Funding Co. LLC	2.0%
CONE Trust 2024-DFW1	2.0%
Quanta Services, Inc.	2.0%
FCI Funding	1.5%
SAFCO Auto Receivables Trust	1.5%
Tesla Auto Lease Trust	1.5%

Credit Breakdown	(%)[1]
AAA	18.7%
AA	33.0%
A	20.7%
BBB	27.6%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA Short-Term Securities Fund	PAGE 2	TSR-SAR-007989551

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PIA FUNDS
PIA BBB Bond Fund
PIA High Yield (MACS) Fund
PIA MBS Bond Fund
Core Financial Statements
May 31, 2025

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 91.2%
Aerospace/Defense - 3.2%
Boeing Co.
5.15%, 05/01/2030	$1,950,000	$1,966,604
5.71%, 05/01/2040	1,400,000	1,348,462
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	518,110
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	991,326
4.95%, 03/15/2053	500,000	437,981
RTX Corp.
3.50%, 03/15/2027	1,000,000	983,890
4.35%, 04/15/2047	1,000,000	813,163
		7,059,536
Agriculture - 2.1%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	148,495
3.40%, 05/06/2030	1,600,000	1,501,657
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	939,998
4.54%, 08/15/2047	400,000	315,206
5.65%, 03/16/2052	800,000	723,274
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	591,071
Reynolds American, Inc., 4.45%, 06/12/2025	372,000	371,974
		4,591,675
Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	503,052
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	166,188	165,419
		668,471
Auto Manufacturers - 2.6%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	477,348
6.80%, 11/07/2028	500,000	510,733
7.12%, 11/07/2033	1,000,000	1,014,678
6.13%, 03/08/2034	500,000	474,701
General Motors Co., 5.20%, 04/01/2045	400,000	332,044
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,197,327
2.35%, 01/08/2031	1,500,000	1,278,866
5.63%, 04/04/2032	500,000	496,489
		5,782,186
Banks - 7.1%
Barclays PLC
4.84%, 05/09/2028	1,000,000	1,001,833
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,019,355
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	501,397

The accompanying notes are an integral part of these financial statements.

1

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Citigroup, Inc.
4.45%, 09/29/2027	$1,700,000	$1,692,094
5.30%, 05/06/2044	540,000	493,695
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	512,653
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	508,066
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	989,724
Deutsche Bank AG/New York NY
4.10%, 01/13/2026	1,000,000	994,904
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031	1,000,000	1,000,953
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	494,497
8.25%, 03/01/2038	225,000	262,374
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,019,952
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,210,334
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	797,797
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	520,258
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	751,663
Santander Holdings USA, Inc.
3.45%, 06/02/2025	700,000	700,000
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,022,949
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	211,034
		15,705,532
Beverages - 0.9%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	640,866
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	933,072
4.50%, 04/15/2052	500,000	401,121
		1,975,059
Biotechnology - 2.3%
Amgen, Inc.
2.20%, 02/21/2027	1,000,000	963,450
5.25%, 03/02/2033	1,000,000	1,008,001
2.80%, 08/15/2041	500,000	352,246
4.66%, 06/15/2051	1,006,000	833,110
5.65%, 03/02/2053	500,000	475,375
Biogen, Inc., 2.25%, 05/01/2030	700,000	620,516
Gilead Sciences, Inc., 2.60%, 10/01/2040	500,000	349,207
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	422,477
		5,024,382

The accompanying notes are an integral part of these financial statements.

2

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Building Materials - 0.6%
Carrier Global Corp., 2.70%, 02/15/2031	$240,000	$215,665
Holcim Finance US LLC, 5.40%, 04/07/2035(a)	500,000	497,601
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	614,374
		1,327,640
Chemicals - 1.3%
Dow Chemical Co.
7.38%, 11/01/2029	170,000	187,135
6.90%, 05/15/2053	500,000	521,046
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	1,011,943
Nutrien Ltd., 2.95%, 05/13/2030	700,000	642,417
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	508,747
		2,871,288
Commercial Services - 0.6%
Equifax, Inc., 3.10%, 05/15/2030	500,000	461,300
Global Payments, Inc., 1.20%, 03/01/2026	500,000	486,442
Moody’s Corp.
2.00%, 08/19/2031	250,000	213,584
3.10%, 11/29/2061	250,000	149,037
		1,310,363
Computers - 1.6%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	642,000	648,007
6.20%, 07/15/2030	500,000	529,354
3.45%, 12/15/2051	181,000	119,496
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(b)	700,000	700,164
4.85%, 10/15/2031	1,000,000	991,289
HP, Inc., 5.50%, 01/15/2033	500,000	498,274
		3,486,584
Diversified Financial Services - 3.7%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	1,000,000	995,392
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,331,712
Air Lease Corp.
2.88%, 01/15/2026	450,000	444,698
5.30%, 02/01/2028	1,000,000	1,018,944
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	456,274
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,377,760
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	509,472
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	512,580
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	926,641
Synchrony Financial, 4.50%, 07/23/2025	500,000	499,657
		8,073,130

The accompanying notes are an integral part of these financial statements.

3

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - 7.1%
AEP Texas, Inc., 5.45%, 05/15/2029	$500,000	$511,763
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	521,160
Black Hills Corp., 6.00%, 01/15/2035	500,000	509,621
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	238,082
Dominion Energy, Inc., 2.25%, 08/15/2031	500,000	428,326
Dominion Resources, Inc., 4.90%, 08/01/2041	470,000	411,805
DTE Energy Co., 5.20%, 04/01/2030	1,000,000	1,016,310
Duke Energy Corp.
2.45%, 06/01/2030	950,000	853,257
3.30%, 06/15/2041	1,000,000	727,597
El Paso Electric Co., 6.00%, 05/15/2035	850,000	863,824
Eversource Energy, 2.55%, 03/15/2031	500,000	438,760
Exelon Corp., 5.45%, 03/15/2034	600,000	605,822
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	613,654
Interstate Power and Light Co., 5.60%, 06/29/2035	500,000	502,110
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	501,472
2.25%, 06/01/2030	400,000	355,679
5.25%, 03/15/2034	600,000	595,451
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,160,229
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	567,893
Southern Co., 3.25%, 07/01/2026	1,000,000	988,045
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	247,435
System Energy Resources, Inc., 5.30%, 12/15/2034	500,000	488,840
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	426,963
		15,574,098
Electronics - 0.3%
Fortive Corp., 3.15%, 06/15/2026	750,000	738,551
Entertainment - 0.8%
WarnermediaHoldings, Inc.
4.28%, 03/15/2032	1,000,000	848,980
5.14%, 03/15/2052	1,500,000	972,039
		1,821,019
Environmental Control - 0.2%
Waste Connections, Inc., 4.20%, 01/15/2033	500,000	476,757
Food - 3.3%
ConAgra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,386,584
General Mills, Inc., 2.25%, 10/14/2031	700,000	600,052
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	501,296
4.88%, 10/01/2049	600,000	501,022

The accompanying notes are an integral part of these financial statements.

4

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food - (Continued)
Kroger Co.
2.20%, 05/01/2030	$1,000,000	$891,884
5.50%, 09/15/2054	500,000	462,429
Mondelez International, Inc., 1.50%, 02/04/2031	2,000,000	1,685,904
Sysco Corp.
5.95%, 04/01/2030	464,000	488,149
3.15%, 12/14/2051	400,000	247,422
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	593,231
		7,357,973
Forest Products & Paper - 0.3%
International Paper Co., 6.00%, 11/15/2041	700,000	689,643
Gas - 0.3%
NiSource Finance Corp., 5.25%, 02/15/2043	400,000	366,510
NiSource, Inc., 5.35%, 04/01/2034	250,000	250,512
		617,022
Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	291,083
Healthcare-Products - 1.3%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	187,874
Boston Scientific Corp., 2.65%, 06/01/2030	560,000	513,036
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	523,396
Solventum Corp., 5.60%, 03/23/2034	500,000	503,884
Stryker Corp., 1.95%, 06/15/2030	700,000	617,023
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	495,416
		2,840,629
Healthcare-Services - 3.3%
Cigna Group
4.50%, 02/25/2026	327,000	326,939
2.40%, 03/15/2030	1,391,000	1,253,863
3.40%, 03/15/2050	600,000	391,426
CommonSpirit Health, 2.78%, 10/01/2030	600,000	541,337
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	513,277
4.65%, 08/15/2044	600,000	507,072
5.13%, 02/15/2053	1,000,000	868,278
HCA, Inc.
4.13%, 06/15/2029	1,000,000	973,347
5.60%, 04/01/2034	1,000,000	1,003,909
4.38%, 03/15/2042	600,000	482,967
Humana, Inc., 4.88%, 04/01/2030	500,000	497,590
		7,360,005
Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	487,562

The accompanying notes are an integral part of these financial statements.

5

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - 3.3%
American International Group, Inc., 5.45%, 05/07/2035	$500,000	$502,011
Aon Corp., 2.80%, 05/15/2030	600,000	549,483
CNA Financial Corp., 5.13%, 02/15/2034	500,000	491,728
CorebridgeFinancial, Inc.
3.90%, 04/05/2032	500,000	459,839
6.05%, 09/15/2033	500,000	518,140
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,706,732
Lincoln National Corp.
3.80%, 03/01/2028	120,000	117,327
5.85%, 03/15/2034	500,000	506,187
Metlife, Inc., 6.40%, 12/15/2036	855,000	866,773
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,015,108
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	480,722
		7,214,050
Internet - 0.4%
eBay, Inc., 2.60%, 05/10/2031	500,000	442,492
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	493,195
		935,687
Investment Companies - 1.3%
Ares Capital Corp., 5.80%, 03/08/2032	1,000,000	985,102
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	504,425
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	990,218
Blue Owl Capital Corp., 6.20%, 07/15/2030	500,000	502,567
		2,982,312
Iron/Steel - 0.5%
Steel Dynamics, Inc., 5.25%, 05/15/2035	500,000	491,623
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	516,634
		1,008,257
Lodging - 0.9%
Hyatt Hotels Corp., 5.75%, 03/30/2032	500,000	504,325
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	504,237
Sands China Ltd., 2.30%, 03/08/2027(b)	1,000,000	952,884
		1,961,446
Machinery-Diversified - 0.9%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	506,224
IDEX Corp., 3.00%, 05/01/2030	1,000,000	919,892
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	509,479
		1,935,595

The accompanying notes are an integral part of these financial statements.

6

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	$1,000,000	$877,030
2.30%, 02/01/2032	1,000,000	823,926
3.90%, 06/01/2052	1,000,000	660,661
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	883,470
Paramount Global, 4.38%, 03/15/2043	610,000	444,050
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	930,798
		4,619,935
Mining - 0.7%
Newmont Corp., 4.88%, 03/15/2042	800,000	723,483
Southern Copper Corp., 6.75%, 04/16/2040	750,000	795,323
		1,518,806
Miscellaneous Manufacturing - 0.5%
Parker-Hannifin Corp., 3.25%, 06/14/2029	550,000	526,057
Textron, Inc., 6.10%, 11/15/2033	500,000	522,193
		1,048,250
Oil & Gas - 2.8%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	569,778
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	946,386
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	451,359
Hess Corp., 5.60%, 02/15/2041	800,000	774,651
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	945,239
Phillips 66, 1.30%, 02/15/2026	950,000	927,875
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	335,394
Valero Energy Corp.
2.80%, 12/01/2031	750,000	653,841
6.63%, 06/15/2037	655,000	686,344
		6,290,867
Oil & Gas Services - 0.4%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,878
2.92%, 03/01/2030	1,000,000	917,483
		941,361
Packaging & Containers - 0.4%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030(a)	500,000	503,122
WRKCo, Inc., 3.90%, 06/01/2028	500,000	489,500
		992,622
Pharmaceuticals - 2.6%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	235,380
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	463,999
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	122,523

The accompanying notes are an integral part of these financial statements.

7

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - (Continued)
CVS Health Corp.
3.75%, 04/01/2030	$2,150,000	$2,033,881
5.13%, 07/20/2045	500,000	428,078
5.05%, 03/25/2048	1,000,000	832,093
6.05%, 06/01/2054	500,000	470,974
Viatris, Inc., 2.70%, 06/22/2030	600,000	524,055
Zoetis, Inc., 2.00%, 05/15/2030	600,000	532,408
		5,643,391
Pipelines - 6.2%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	443,368
Enbridge, Inc.
3.13%, 11/15/2029	1,000,000	934,176
3.40%, 08/01/2051	250,000	159,284
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,218,778
5.00%, 05/15/2050	1,000,000	808,427
5.95%, 05/15/2054	500,000	455,928
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	752,965
3.30%, 02/15/2053	500,000	318,949
Kinder Morgan Energy Partners, 5.80%, 03/15/2035	1,270,000	1,281,903
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	515,135
5.55%, 06/01/2045	700,000	641,958
MPLX LP
4.25%, 12/01/2027	1,315,000	1,304,873
4.95%, 03/14/2052	600,000	483,629
ONEOK, Inc.
6.10%, 11/15/2032	500,000	519,589
5.70%, 11/01/2054	500,000	447,578
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	515,219
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054(a)	1,000,000	909,142
Targa Resources Corp., 5.20%, 07/01/2027	500,000	504,725
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,065,223
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	436,722
		13,717,571
REITs - 5.5%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	505,457
American Tower Corp.
2.75%, 01/15/2027	500,000	485,282
1.88%, 10/15/2030	1,000,000	858,248
Boston Properties LP, 3.25%, 01/30/2031	675,000	608,170
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	433,685

The accompanying notes are an integral part of these financial statements.

8

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITs - (Continued)
Crown Castle, Inc.
3.65%, 09/01/2027	$500,000	$488,577
2.25%, 01/15/2031	600,000	516,296
Equinix, Inc.
1.55%, 03/15/2028	500,000	463,139
3.90%, 04/15/2032	100,000	93,849
Essex Portfolio LP, 3.38%, 04/15/2026	1,000,000	989,100
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	521,397
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	216,445
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	321,571
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	534,250
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	845,024
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	938,405
Store Capital LLC
4.50%, 03/15/2028	810,000	795,581
5.40%, 04/30/2030(a)	1,000,000	995,595
Ventas Realty LP, 5.63%, 07/01/2034	600,000	606,953
Welltower OP LLC, 2.75%, 01/15/2031	700,000	631,207
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	253,124
		12,101,355
Retail - 3.2%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	489,731
Genuine Parts Co., 1.88%, 11/01/2030	500,000	426,675
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,000,000	998,212
1.70%, 10/15/2030	500,000	430,192
5.63%, 04/15/2053	1,000,000	938,037
McDonald’s Corp.
3.50%, 07/01/2027	1,100,000	1,083,382
4.88%, 12/09/2045	550,000	485,892
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	893,709
Tractor Supply Co., 1.75%, 11/01/2030	500,000	426,595
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	1,000,000	952,919
		7,125,344
Semiconductors - 2.7%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	420,014
3.42%, 04/15/2033(a)	1,500,000	1,336,632
3.19%, 11/15/2036(a)	55,000	44,616
4.93%, 05/15/2037(a)	583,000	555,128
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,482,202
5.60%, 02/21/2054	1,000,000	888,008
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	212,841

The accompanying notes are an integral part of these financial statements.

9

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Semiconductors - (Continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	$500,000	$499,269
2.50%, 05/11/2031	500,000	432,469
		5,871,179
Software - 3.4%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	600,808
Fiserv, Inc., 5.63%, 08/21/2033	500,000	508,351
Oracle Corp.
1.65%, 03/25/2026	1,685,000	1,644,134
5.50%, 08/03/2035	670,000	672,376
3.65%, 03/25/2041	1,400,000	1,073,035
3.95%, 03/25/2051	1,350,000	965,112
5.55%, 02/06/2053	1,000,000	915,841
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	607,755
VMware LLC, 4.65%, 05/15/2027	550,000	550,880
		7,538,292
Telecommunications - 7.6%
AT&T, Inc.
2.30%, 06/01/2027	1,400,000	1,343,811
2.55%, 12/01/2033	875,000	718,528
3.50%, 09/15/2053	2,368,000	1,571,203
3.55%, 09/15/2055	1,196,000	789,446
3.80%, 12/01/2057	727,000	497,562
British Telecommunications PLC, 9.63%, 12/15/2030(b)	855,000	1,042,227
Deutsche Telekom International Finance, 8.75%, 06/15/2030(b)	345,000	404,191
France Telecom SA, 5.38%, 01/13/2042	575,000	545,979
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	501,709
Rogers Communications, Inc., 5.00%, 03/15/2044	989,000	859,158
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	519,177
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,542,708
2.25%, 11/15/2031	600,000	514,100
3.40%, 10/15/2052	1,100,000	718,013
5.65%, 01/15/2053	500,000	472,324
Verizon Communications, Inc.
3.15%, 03/22/2030	550,000	515,436
2.55%, 03/21/2031	336,000	297,429
4.78%, 02/15/2035	974,000	937,018
4.86%, 08/21/2046	1,500,000	1,306,681
3.55%, 03/22/2051	2,000,000	1,395,829
2.99%, 10/30/2056	600,000	350,483
		16,843,012

The accompanying notes are an integral part of these financial statements.

10

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Transportation - 1.5%
CSX Corp., 6.22%, 04/30/2040	$1,390,000	$1,464,919
FedEx Corp., 3.25%, 05/15/2041(a)	1,000,000	689,542
Kirby Corp., 4.20%, 03/01/2028	450,000	442,726
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	219,000
2.90%, 08/25/2051	1,000,000	609,215
		3,425,402
Trucking & Leasing - 0.5%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,088,360
Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	595,974
TOTAL CORPORATE BONDS (Cost $223,235,770)		201,529,256
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.1%
Columbia Government International Bond, 3.88%, 04/25/2027	600,000	588,090
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	482,602
4.70%, 02/10/2034	500,000	483,258
5.15%, 09/10/2054	500,000	458,318
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,271,595
6.88%, 05/13/2037	200,000	202,991
4.75%, 03/08/2044	2,490,000	1,885,615
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,255,025
6.70%, 01/26/2036	750,000	725,063
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	334,180
6.55%, 03/14/2037	1,050,000	1,115,441
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,590,399
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	791,360
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $13,293,356)		11,183,937
U.S. TREASURY SECURITIES - 2.5%
U.S. Treasury Note/Bond, 4.25%, 02/15/2054	6,200,000	5,524,902
TOTAL U.S. TREASURY SECURITIES (Cost $6,014,361)		5,524,902

The accompanying notes are an integral part of these financial statements.

11

PIA BBB Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Government Portfolio - Class Institutional, 4.19%(c)	149,583	$149,583
TOTAL SHORT-TERM INVESTMENTS (Cost $149,583)		149,583
TOTAL INVESTMENTS - 98.9% (Cost $242,693,070)		$218,387,678
Other Assets in Excess of Liabilities - 1.1%		2,493,771
TOTAL NET ASSETS - 100.0%		$220,881,449

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $5,531,378 or 2.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

PIA High Yield (MACS) Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 95.3%
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	$1,800,000	$1,825,009
Aerospace/Defense - 0.9%
Efesto Bidco S.p.A Efesto US LLC, 7.50%, 02/15/2032(a)	1,000,000	1,007,375
Goat Holdco LLC, 6.75%, 02/01/2032(a)	525,000	523,359
		1,530,734
Agriculture - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)	905,000	954,244
Airlines - 1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	2,945,000	2,648,241
Auto Manufacturers - 0.6%
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	1,750,000	1,133,562
Building Materials - 2.4%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	750,000	756,114
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	1,775,000	1,636,343
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	1,650,000	1,627,339
8.88%, 11/15/2031(a)	350,000	359,595
		4,379,391
Chemicals - 10.6%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	2,597,000	941,425
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	1,975,000	2,034,297
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	1,725,000	1,400,362
12.00%, 02/15/2031(a)	1,425,000	1,307,230
GPD Cos., Inc., 10.13%, 04/01/2026(a)	2,570,000	2,473,501
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	2,084,000	1,827,712
Innophos Holdings, Inc., 11.50%, 06/15/2029(a)	2,985,500	3,011,265
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	2,100,000	1,793,317
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	1,910,000	1,992,245
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	2,250,000	2,138,205
		18,919,559
Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,065,000	1,899,398
Commercial Services - 14.6%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	2,410,000	2,107,936
Champions Financing, Inc., 8.75%, 02/15/2029(a)	2,350,000	2,190,718
Cimpress PLC, 7.38%, 09/15/2032(a)	2,100,000	1,959,909
CPI CG, Inc., 10.00%, 07/15/2029(a)	1,000,000	1,062,478
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	1,455,000	1,467,260

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield (MACS) Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
Deluxe Corp., 8.13%, 09/15/2029(a)	$2,050,000	$2,078,513
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	2,350,000	2,215,404
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	1,990,000	1,891,434
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	2,125,000	2,132,412
StoneMor, Inc., 8.50%, 05/15/2029(a)	2,130,000	1,965,415
Veritiv Operating Co., 10.50%, 11/30/2030(a)	2,875,000	3,062,243
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,610,000	1,708,197
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	2,224,000	2,221,041
		26,062,960
Computers - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	2,175,000	2,000,885
Distribution/Wholesale - 1.0%
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	1,695,000	1,795,607
Diversified Financial Services - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	700,000	697,097
6.88%, 04/15/2030(a)	1,255,000	1,259,217
9.25%, 07/01/2031(a)	300,000	319,874
		2,276,188
Engineering & Construction - 3.8%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	2,285,000	2,051,455
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	650,000	649,316
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	2,250,000	2,110,439
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	1,885,000	1,917,374
		6,728,584
Entertainment - 2.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,625,000	1,541,643
Voyager Parent LLC, 9.25%, 07/01/2032(a)	1,950,000	2,015,896
		3,557,539
Food - 2.4%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	2,040,000	2,129,370
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 03/01/2029(a)	2,250,000	2,098,588
		4,227,958
Food Service - 1.7%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	835,000	831,461
10.50%, 05/15/2029(a)	2,065,000	2,122,046
		2,953,507

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield (MACS) Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Forest Products & Paper - 2.5%
Magnera Corp., 4.75%, 11/15/2029(a)	$2,165,000	$1,837,730
Mercer International, Inc.
12.88%, 10/01/2028(a)	1,237,000	1,231,741
5.13%, 02/01/2029	1,725,000	1,372,915
		4,442,386
Healthcare-Products - 1.1%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	1,900,000	1,976,646
Healthcare-Services - 1.8%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	775,000	819,859
Kedrion SpA, 6.50%, 09/01/2029(a)	2,265,000	2,184,693
ModivCare, Inc., 5.00%, 10/01/2029(a)	2,925,000	160,875
		3,165,427
Internet - 1.4%
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	1,780,000	1,722,828
9.50%, 05/30/2029(a)	750,000	777,015
		2,499,843
Iron/Steel - 1.4%
TMS International Corp./DE, 6.25%, 04/15/2029(a)	2,600,000	2,426,484
Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(a)	1,500,000	1,552,876
Machinery-Diversified - 2.9%
GrafTech Finance, Inc., 4.63%, 12/23/2029(a)	2,370,000	1,490,706
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(a)	550,000	434,500
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,900,000	1,945,596
OT Merger Corp., 7.88%, 10/15/2029(a)	3,231,000	1,262,852
		5,133,654
Media - 3.7%
Beasley Mezzanine Holdings LLC
11.00%, 08/01/2028(a)	293,000	293,000
9.20%, 08/01/2028(a)	2,403,000	865,080
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	3,100,000	2,208,099
Univision Communications,Inc.
4.50%, 05/01/2029(a)	1,375,000	1,225,795
7.38%, 06/30/2030(a)	400,000	374,224
8.50%, 07/31/2031(a)	250,000	240,208
Urban One, Inc., 7.38%, 02/01/2028(a)	2,712,000	1,358,536
		6,564,942
Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	2,008,000	1,949,165

The accompanying notes are an integral part of these financial statements.

15

PIA High Yield (MACS) Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Mining - 3.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	$1,550,000	$1,629,637
Compass Minerals International, Inc., 6.75%, 12/01/2027(a)	2,255,000	2,256,347
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(a)	1,700,000	1,681,929
		5,567,913
Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028(a)	745,000	761,024
Calderys Financing LLC, 11.25%, 06/01/2028(a)	1,950,000	2,077,869
		2,838,893
Office-Business Equipment - 2.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	2,400,000	2,414,184
Xerox Holdings Corp.
5.50%, 08/15/2028(a)	1,900,000	1,335,791
8.88%, 11/30/2029(a)	425,000	286,842
		4,036,817
Oil & Gas Services - 2.5%
Aris Water Holdings LLC, 7.25%, 04/01/2030(a)	650,000	653,940
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,000,000	1,995,938
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,697,000	1,749,991
		4,399,869
Packaging & Containers - 3.8%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	1,625,000	1,634,428
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,550,000	1,484,218
LABL, Inc.
5.88%, 11/01/2028(a)	1,350,000	1,154,572
9.50%, 11/01/2028(a)	950,000	857,243
8.63%, 10/01/2031(a)	375,000	310,836
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(a)	1,000,000	986,996
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	325,000	341,895
		6,770,188
Pipelines - 7.9%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	625,000	626,948
6.88%, 01/15/2029	1,175,000	1,180,588
8.25%, 01/15/2032(a)	390,000	405,519
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,699,000	2,521,650
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	1,915,000	2,030,197
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	1,000,000	974,639
8.38%, 02/15/2032(a)	1,080,000	1,023,139
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	1,900,000	1,905,823
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	1,555,000	1,588,691
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	1,875,000	1,920,229
		14,177,423

The accompanying notes are an integral part of these financial statements.

16

PIA High Yield (MACS) Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Retail - 1.0%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(a)	$2,025,000	$1,834,752
Software - 4.5%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	2,365,000	2,350,840
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	1,000,000	1,012,526
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028(a)	1,625,000	1,547,553
8.75%, 05/01/2029(a)	370,000	376,021
Rocket Software, Inc.
9.00%, 11/28/2028(a)	1,090,000	1,125,777
6.50%, 02/15/2029(a)	1,735,000	1,686,275
		8,098,992
Transportation - 5.3%
Brightline East LLC, 11.00%, 01/31/2030(a)	2,320,000	1,686,907
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	1,900,000	1,777,671
Rand Parent LLC, 8.50%, 02/15/2030(a)	2,180,000	2,146,471
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	2,100,000	1,977,921
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	1,875,000	1,930,837
		9,519,807
TOTAL CORPORATE BONDS (Cost $179,847,852)		169,849,444
	Shares
COMMON STOCKS - 0.0%(b)
Building Materials - 0.0%(b)
Northwest Hardwoods(c)(d)	2,996	37,450
Media - 0.0%(b)
Beasley Broadcast Group, Inc.(d)	1,774	7,877
TOTAL COMMON STOCKS (Cost $158,855)		45,327
SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Fidelity Government Portfolio - Class Institutional, 4.19%(e)	5,731,314	5,731,314
TOTAL SHORT-TERM INVESTMENTS (Cost $5,731,314)		5,731,314
TOTAL INVESTMENTS - 98.5% (Cost $185,738,021)		$175,626,085
Other Assets in Excess of Liabilities - 1.5%		2,612,296
TOTAL NET ASSETS - 100.0%		$178,238,381

The accompanying notes are an integral part of these financial statements.

17

PIA High Yield (MACS) Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $164,719,827 or 92.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,450 or 0.0% of net assets as of May 31, 2025.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

PIA MBS Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 89.9%
Commercial Mortgage-Backed Securities - 0.4%
BX Trust, Series 2021-RISE, Class B, 5.69% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	$371,945	$370,533
U.S. Government Securities - 89.5%(b)
FHLMC
Pool G04832, 5.00%, 10/01/2038	46,144	46,316
Pool G08741, 3.00%, 01/01/2047	262,149	228,917
Pool QD0505, 2.50%, 11/01/2051	1,417,944	1,156,193
Pool QD2700, 2.50%, 12/01/2051	1,280,156	1,048,968
Pool QD3120, 3.00%, 12/01/2051	1,376,994	1,174,427
Pool QD7063, 2.50%, 02/01/2052	696,302	570,671
Pool QD7338, 2.00%, 02/01/2052	1,247,454	973,766
Pool QF6264, 2.50%, 01/01/2053	289,416	236,085
Pool RA5559, 2.50%, 07/01/2051	1,801,038	1,468,597
Pool RA6012, 3.00%, 10/01/2051	1,404,173	1,195,456
Pool RA6528, 2.50%, 02/01/2052	1,766,817	1,440,659
Pool SD1285, 3.50%, 06/01/2052	1,417,445	1,258,302
Pool SD1287, 3.50%, 06/01/2052	1,404,093	1,245,837
Pool SD3275, 5.50%, 07/01/2053	1,702,033	1,688,770
Pool SD6764, 5.00%, 11/01/2054	1,969,247	1,908,848
Pool SD7191, 5.00%, 12/01/2054	2,000,000	1,937,365
Pool SD8172, 2.00%, 10/01/2051	1,768,324	1,378,239
Pool SD8193, 2.00%, 02/01/2052	1,656,408	1,291,178
Pool SD8194, 2.50%, 02/01/2052	1,210,679	988,858
Pool SD8199, 2.00%, 03/01/2052	1,258,340	980,585
Pool SD8204, 2.00%, 04/01/2052	1,695,597	1,320,150
Pool SD8214, 3.50%, 05/01/2052	1,641,750	1,458,729
Pool SD8275, 4.50%, 12/01/2052	1,283,246	1,213,018
Pool SD8284, 3.00%, 01/01/2053	2,348,413	1,999,241
Pool SD8312, 2.50%, 01/01/2053	1,018,076	832,276
Pool SD8336, 3.50%, 04/01/2053	1,823,631	1,618,144
Pool SD8341, 5.00%, 07/01/2053	1,821,228	1,767,133
Pool SD8383, 5.50%, 12/01/2053	1,779,802	1,763,704
Pool SD8406, 4.00%, 01/01/2054	1,949,953	1,788,077
Pool SD8428, 4.00%, 05/01/2054	1,402,382	1,285,950
Pool SD8513, 4.50%, 03/01/2055	1,974,092	1,862,496
FNMA
Pool AU3363, 3.00%, 08/01/2043	360,388	320,022
Pool AZ0504, 3.00%, 06/01/2045	470,247	412,618
Pool BM4135, 4.50%, 05/01/2048	321,257	308,074
Pool BU7884, 2.50%, 01/01/2052	1,471,450	1,205,265
Pool BV2451, 3.00%, 06/01/2052	1,855,224	1,579,413
Pool BV5577, 2.50%, 05/01/2052	1,802,937	1,475,129
Pool BW1298, 5.50%, 11/01/2052	1,526,589	1,517,468
Pool BW9886, 4.50%, 10/01/2052	1,711,385	1,616,436
Pool CB0381, 2.00%, 05/01/2051	1,845,959	1,435,350

The accompanying notes are an integral part of these financial statements.

19

PIA MBS Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES (Continued)
U.S. Government Securities - (Continued)
Pool FM7827, 3.00%, 12/01/2050	$988,784	$849,957
Pool FM8407, 3.00%, 08/01/2051	1,108,196	947,117
Pool FM9646, 2.00%, 11/01/2051	1,147,083	891,906
Pool FS5387, 2.50%, 05/01/2052	1,863,985	1,519,013
Pool MA2670, 3.00%, 07/01/2046	311,743	272,598
Pool MA3415, 4.00%, 07/01/2048	118,752	110,814
Pool MA4547, 2.00%, 02/01/2052	1,674,555	1,305,160
Pool MA4548, 2.50%, 02/01/2052	1,608,970	1,315,428
Pool MA4563, 2.50%, 03/01/2052	1,554,237	1,270,524
Pool MA4577, 2.00%, 04/01/2052	1,472,827	1,146,259
Pool MA4578, 2.50%, 04/01/2052	1,659,419	1,355,983
Pool MA4579, 3.00%, 04/01/2052	1,633,358	1,392,387
Pool MA4654, 3.50%, 07/01/2052	1,397,341	1,241,566
Pool MA4732, 4.00%, 09/01/2052	1,287,796	1,180,487
Pool MA4783, 4.00%, 10/01/2052	1,278,550	1,174,253
Pool MA4867, 4.50%, 01/01/2053	1,801,755	1,702,145
Pool MA4940, 5.00%, 03/01/2053	1,726,268	1,674,247
Pool MA5037, 4.50%, 06/01/2053	1,782,564	1,684,704
Pool MA5441, 4.00%, 08/01/2054	1,981,301	1,816,803
Pool MA5645, 5.00%, 03/01/2055	1,979,504	1,917,184
UMBS, Pool TBA, 5.50%, 06/01/2037(c)	2,000,000	1,979,592
GNMA
Pool 726311, 5.00%, 09/15/2039	107,212	105,578
Pool AW1730, 3.00%, 05/15/2047	744,886	652,533
Pool AZ5554, 3.00%, 08/15/2047	315,665	277,295
Pool MA6089, 3.00%, 08/20/2049	130,430	114,182
Pool MA6153, 3.00%, 09/20/2049	341,041	298,451
Pool MA6338, 3.00%, 12/20/2049	359,915	314,985
Pool MA7826, 2.00%, 01/20/2052	1,560,487	1,253,947
Pool MA7827, 2.50%, 01/20/2052	1,531,186	1,283,475
Pool MA7880, 2.00%, 02/20/2052	1,706,576	1,371,338
Pool MA7936, 2.50%, 03/20/2052	1,156,796	969,653
Pool MA7987, 2.50%, 04/20/2052	1,671,438	1,401,037
Pool MA8044, 3.50%, 05/20/2052	1,412,854	1,259,712
Pool MA8099, 3.50%, 06/20/2052	1,595,959	1,423,299
Pool MA8147, 2.50%, 07/20/2052	1,629,498	1,365,925
Pool MA8266, 3.50%, 09/20/2052	1,354,333	1,206,970
Pool MA8267, 4.00%, 09/20/2052	1,695,832	1,560,260
Pool MA9538, 4.00%, 03/20/2054	1,958,724	1,799,658
Pool MA9723, 4.50%, 06/20/2054	1,464,353	1,384,490
		93,787,645
TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,751,766)		94,158,178

The accompanying notes are an integral part of these financial statements.

20

PIA MBS Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 3.1%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060(a)	$1,349,178	$1,339,317
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041(a)	1,500,000	1,430,630
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028(a)	500,000	502,981
TOTAL ASSET-BACKED SECURITIES (Cost $3,272,358)		3,272,928

Shares
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 2.4%
Fidelity Government Portfolio - Class Institutional, 4.19%(d)	2,518,328	2,518,328

	Par
U.S. Treasury Bills - 6.2%
4.20%, 07/10/2025(e)	$4,000,000	3,982,203
4.28%, 09/23/2025(e)	2,500,000	2,466,929
		6,449,132
TOTAL SHORT-TERM INVESTMENTS (Cost $8,966,886)		8,967,460
TOTAL INVESTMENTS - 101.6% (Cost $113,991,010)		$106,398,566
Liabilities in Excess of Other Assets - (1.6)%		(1,638,891)
TOTAL NET ASSETS - 100.0%		$104,759,675

Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $3,643,461 or 3.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	To-be-announced security.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

PIA FUNDS
Statements of Assets and Liabilities
May 31, 2025 (Unaudited)

	PIA BBB Bond Fund	PIA High Yield (MACS) Fund	PIA MBS Bond Fund
ASSETS:
Investments, at value	$218,387,678	$175,626,085	$106,398,566
Interest receivable	2,431,689	3,471,625	304,385
Receivable for fund shares sold	161,231	31,333	82,586
Receivable from Adviser	—	—	5,015
Receivable for investments sold	—	756,401	—
Prepaid expenses and other assets	17,650	31,593	12,497
Total assets	220,998,248	179,917,037	106,803,049
LIABILITIES:
Payable for capital shares redeemed	54,105	—	21,165
Payable for fund administration and accounting fees	23,063	20,032	18,212
Payable for audit fees	11,121	11,121	11,121
Payable for transfer agent fees and expenses	8,410	7,494	5,798
Payable for distribution and shareholder servicing fees	5,130	29	4,086
Payable for custodian fees	3,974	3,179	2,933
Payable for directors fees	3,188	3,186	3,188
Payable for compliance fees	1,778	1,779	1,779
Payable for investments purchased	—	1,625,000	1,969,297
Payable for expenses and other liabilities	6,030	6,836	5,795
Total liabilities	116,799	1,678,656	2,043,374
NET ASSETS	$ 220,881,449	$178,238,381	$104,759,675
Net Assets Consist of:
Paid-in capital	$257,383,275	$196,784,330	$114,959,105
Total accumulated losses	(36,501,826)	(18,545,949)	(10,199,430)
Total net assets	$ 220,881,449	$178,238,381	$104,759,675
Net assets	$220,881,449	$178,238,381	$104,759,675
Shares issued and outstanding(a)	26,262,280	21,479,179	12,875,180
Net asset value per share	$8.41	$8.30	$8.14
Cost:
Investments, at cost	$242,693,070	$185,738,021	$113,991,010

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

22

PIA FUNDS
Statements of Operations
For the Period Ended May 31, 2025 (Unaudited)

	PIA BBB Bond Fund	PIA High Yield (MACS) Fund	PIA MBS Bond Fund
INVESTMENT INCOME:
Interest income	$4,486,197	$7,925,431	$2,276,753
Other income	2,500	—	—
Total investment income	4,488,697	7,925,431	2,276,753
EXPENSES:
Fund administration and accounting fees	77,880	65,284	58,010
Transfer agent fees	50,910	23,410	37,739
Federal and state registration fees	12,902	12,850	10,769
Trustees’ fees	12,043	12,045	12,043
Audit fees	11,997	11,998	11,997
Custodian fees	8,160	7,012	5,750
Reports to shareholders	6,670	5,507	6,465
Compliance fees	5,506	5,506	5,506
Legal fees	3,893	3,893	3,895
Other expenses and fees	10,834	10,447	10,344
Total expenses	200,795	157,952	162,518
Expense reimbursement by Adviser	—	—	(19,200)
Net expenses	200,795	157,952	143,318
Net investment income	4,287,902	7,767,479	2,133,435
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(161,943)	(2,440,566)	58
Net realized gain (loss)	(161,943)	(2,440,566)	58
Net change in unrealized appreciation (depreciation) on:
Investments	(3,640,343)	(6,774,373)	(1,877,817)
Net change in unrealized appreciation (depreciation)	(3,640,343)	(6,774,373)	(1,877,817)
Net realized and unrealized gain (loss)	(3,802,286)	(9,214,939)	(1,877,759)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$485,616	$(1,447,460)	$255,676

The accompanying notes are an integral part of these financial statements.

23

PIA FUNDS
Statements of Changes in Net Assets

	PIA BBB Bond Fund		PIA High Yield (MACS) Fund
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$4,287,902	$7,791,466	$7,767,479	$14,157,888
Net realized gain (loss)	(161,943)	(240,586)	(2,440,566)	(1,490,106)
Net change in unrealized appreciation (depreciation)	(3,640,343)	10,141,696	(6,774,373)	9,575,158
Net increase (decrease) in net assets from operations	485,616	17,692,576	(1,447,460)	22,242,940
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,332,732)	(7,735,461)	(7,839,291)	(14,050,667)
Total distributions to shareholders	(4,332,732)	(7,735,461)	(7,839,291)	(14,050,667)
CAPITAL TRANSACTIONS:
Shares sold	24,436,167	49,330,689	4,546,229	34,716,910
Shares issued in reinvestment of distributions	3,945,709	7,091,713	7,497,191	13,535,278
Shares redeemed	(21,628,716)	(39,533,527)	(2,373,294)	(27,222,853)
Net increase (decrease) in net assets from capital transactions	6,753,160	16,888,875	9,670,126	21,029,335
Net increase (decrease) in net assets	2,906,044	26,845,990	383,375	29,221,608
NET ASSETS:
Beginning of the period	217,975,405	191,129,415	177,855,006	148,633,398
End of the period	$ 220,881,449	$217,975,405	$178,238,381	$177,855,006
SHARES TRANSACTIONS
Shares sold	2,902,759	5,868,299	530,578	4,060,689
Shares issued in reinvestment of distributions	469,075	843,748	883,805	1,576,343
Shares redeemed	(2,567,423)	(4,698,600)	(276,310)	(3,172,556)
Total increase (decrease) in shares outstanding	804,411	2,013,447	1,138,073	2,464,476

The accompanying notes are an integral part of these financial statements.

24

PIA FUNDS
Statements of Changes in Net Assets(Continued)

	PIA MBS Bond Fund
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$2,133,435	$3,763,492
Net realized gain (loss)	58	(371,479)
Net change in unrealized appreciation (depreciation)	(1,877,817)	2,786,301
Net increase (decrease) in net assets from operations	255,676	6,178,314
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,360,148)	(3,566,652)
Total distributions to shareholders	(2,360,148)	(3,566,652)
CAPITAL TRANSACTIONS:
Shares sold	15,178,111	19,956,296
Shares issued in reinvestment of distributions	1,982,671	3,028,607
Shares redeemed	(8,594,653)	(13,050,517)
Net increase (decrease) in net assets from capital transactions	8,566,129	9,934,386
Net increase (decrease) in net assets	6,461,657	12,546,048
NET ASSETS:
Beginning of the period	98,298,018	85,751,970
End of the period	$ 104,759,675	$98,298,018
SHARES TRANSACTIONS
Shares sold	1,859,509	2,419,517
Shares issued in reinvestment of distributions	243,106	368,023
Shares redeemed	(1,050,121)	(1,588,794)
Total increase (decrease) in shares outstanding	1,052,494	1,198,746

The accompanying notes are an integral part of these financial statements.

25

PIA BBB Bond Fund
Financial Highlights

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.56	$8.15	$8.10	$9.97	$10.32	$9.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.32	0.30	0.29	0.28	0.33
Net realized and unrealized gain (loss) on investments(b)	(0.15)	0.41	0.05	(1.87)	(0.35)	0.56
Total from investment operations	0.02	0.73	0.35	(1.58)	(0.07)	0.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.32)	(0.30)	(0.29)	(0.28)	(0.33)
Total distributions	(0.17)	(0.32)	(0.30)	(0.29)	(0.28)	(0.33)
Net asset value, end of period	$8.41	$8.56	$8.15	$8.10	$9.97	$10.32
Total return(c)	0.22%	9.04%	4.43%	−16.00%	−0.61%	9.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$220,881	$217,975	$191,129	$222,337	$296,682	$286,106
Ratio of expenses to average net assets(d)	0.18%	0.17%	0.17%	0.15%	0.15%	0.17%
Ratio of net investment income to average net assets(d)	3.95%	3.79%	3.67%	3.26%	2.83%	3.41%
Portfolio turnover rate(c)	3%	9%	8%	10%	20%	36%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

26

PIA High Yield (MACS) Fund
Financial Highlights

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.74	$8.31	$8.03	$9.67	$9.57	$9.42
INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.73	0.69	0.69	0.68	0.64
Net realized and unrealized gain (loss) on investments(b)	(0.43)	0.43	0.28	(1.48)	0.10	0.15
Total from investment operations	(0.06)	1.16	0.97	(0.79)	0.78	0.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.73)	(0.69)	(0.70)	(0.68)	(0.64)
Net realized gains	—	—	—	(0.15)	—	(0.02)
Total distributions	(0.38)	(0.73)	(0.69)	(0.85)	(0.68)	(0.66)
Increase from payment by affiliate and administrator due to operational error	—	—	—	—	—	0.02
Net asset value, end of period	$8.30	$8.74	$8.31	$8.03	$9.67	$9.57
Total return(c)	−0.75%	14.45%	12.50%	−8.50%	8.31%	9.25%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$178,238	$177,855	$148,633	$124,216	$131,815	$119,796
Ratio of expenses to average net assets(d)	0.18%	0.17%	0.20%	0.20%	0.20%	0.24%
Ratio of net investment income to average net assets(d)	8.77%	8.55%	8.37%	7.98%	6.91%	7.11%
Portfolio turnover rate(c)	9%	29%	33%	24%	70%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Includes increase from payment made by affiliate and administrator due to operational error. On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

27

PIA MBS Bond Fund
Financial Highlights

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.31	$8.07	$8.32	$9.56	$9.71	$9.57
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.33	0.28	0.17	0.08	0.17
Net realized and unrealized gain (loss) on investments(b)	(0.15)	0.23	(0.26)	(1.23)	(0.15)	0.19
Total from investment operations	0.02	0.56	0.02	(1.06)	(0.07)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.32)	(0.27)	(0.18)	(0.08)	(0.22)
Total distributions	(0.19)	(0.32)	(0.27)	(0.18)	(0.08)	(0.22)
Net asset value, end of period	$8.14	$8.31	$8.07	$8.32	$9.56	$9.71
Total return(c)	0.25%	7.04%	0.29%	−11.12%	−0.73%	3.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,760	$98,298	$85,752	$54,313	$60,396	$74,863
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.32%	0.31%	0.38%	0.43%	0.31%	0.36%
After expense reimbursement/recoupment(d)	0.28%	0.26%(e)	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets(d)	4.17%	4.09%	3.58%	1.97%	0.56%	1.74%
Portfolio turnover rate(c)	4%	17%	13%	146%	680%	171%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective April 1, 2024, the Advisor agreed to increase annual expense cap to 0.28% of average daily net assets. Prior to April 1, 2024, the expense cap was 0.23% of average daily net assets.
The accompanying notes are an integral part of these financial statements.

28

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by credit rating agencies currently registered as nationally recognized statistical rating organizations (“NRSROs”). The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the BBB Bond Fund and the High Yield (MACS) Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

29

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds are deemed to be an individual reporting segment and are not part of a consolidated reporting entity. The objective and

30

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
strategy of the Funds is used by Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Funds are the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Funds based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are considered limited derivatives users under the Trust Policy and therefore, are required to limit derivatives exposure to no more than 10% of the Funds’ net assets. During the six months ended May 31, 2025, the MBS Bond Fund held a limited number of TBA securities. The BBB Bond Fund and the High Yield MACS Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

31

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
All foreign securities owned by the Funds are U.S. dollar denominated.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

32

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2025, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2025:
BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$201,529,256	$—	$201,529,256
Foreign Government Debt Obligations	—	11,183,937	—	11,183,937
U.S. Treasury Securities	—	5,524,902	—	5,524,902
Money Market Funds	149,583	—	—	149,583
Total Investments	$149,583	$218,238,095	$—	$218,387,678

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$94,158,178	$—	$94,158,178
Asset-Backed Securities	—	3,272,928	—	3,272,928
Money Market Funds	2,518,328	—	—	2,518,328
U.S. Treasury Bills	—	6,449,132	—	6,449,132
Total Investments	$2,518,328	$103,880,238	$—	$106,398,566

High Yield (MACS) Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$169,849,444	$—	$169,849,444
Common Stocks	7,877	—	37,450	45,327
Money Market Funds	5,731,314	—	—	5,731,314
Total Investments	$5,739,191	$169,849,444	$37,450	$175,626,085

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

33

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(67,410)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2025	$37,450

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2025, and still classified as Level 3 was $(67,410).
The following is a summary of quantitative information about level 3 valued measurements:

	5-31-25	Valuation Technique(s)	Unobservable Input	Input/Range
Common Stocks	37,450	Market Transaction Method	Prior/Recent Transaction	$12.50

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser an investment advisory fee. However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.
The Funds are responsible for their own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the BBB Bond Fund and High Yield (MACS) Fund and to pay the BBB Bond Fund and High Yield (MACS) Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Bond Fund	0.19%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2025, the Adviser did not absorb any expenses for the BBB Bond Fund and the High Yield (MACS) Fund, respectively.
Prior to March 31, 2025, the Adviser had temporarily agreed to reduce fees payable to the MBS Bond Fund. As of March 31, 2025, the Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay the Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

MBS Bond Fund	0.28%

Any such reduction made by the Adviser in its fees or payment of expenses which are the MBS Bond Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate

34

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
amount actually paid by the MBS Bond Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the MBS Bond Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the MBS Bond Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2025, the Adviser absorbed MBS Bond Fund expenses in the amount of $19,200; no amounts were reimbursed to the Adviser. Beginning April 1, 2025, and effective with the contractual agreement, the Adviser is eligible to recapture portions, up to $5,015, of the absorbed amount of $19,200. The remaining $14,185 prior to March 31, 2025, was under the temporary agreement and is not subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2025, are disclosed in the Statements of Operations.
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $24,504, $18,461, and $77, respectively, of sub-transfer agent fees during the six months ended May 31, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$12,297,159	$6,177,141	$2,302,689	$996,561
MBS Bond Fund	—	—	11,511,065	3,431,871
High Yield (MACS) Fund	22,145,845	15,840,377	—	—

NOTE 6 – LINE OF CREDIT
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value of assets, $8,000,000 with a limit of 33.33% of market value of assets, and $15,000,000 with a limit of 15% of market value of assets, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. The Funds did not draw upon their respective lines of credit during the six months ended May 31, 2025.

35

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six month ended May 31, 2025 and year ended November 30, 2024 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2025	Nov. 30, 2024	May 31, 2025	Nov. 30, 2024	May 31, 2025	Nov. 30, 2024
Ordinary income	$4,332,732	$7,735,461	$2,360,148	$3,566,652	$7,839,291	$14,050,667

As of November 30, 2024, the Funds’ most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund	High Yield (MACS) Fund
Cost of investments(a)	$236,356,588	$103,782,412	$177,826,575
Gross unrealized appreciation	2,008,766	350,568	5,705,410
Gross unrealized depreciation	(22,710,082)	(6,065,195)	(9,042,973)
Net unrealized appreciation/(depreciation)(a)	(20,701,316)	(5,714,627)	(3,337,563)
Undistributed ordinary income	115,901	373,123	209,221
Undistributed long-term capital gain	—	—	—
Total distributable earnings	115,901	373,123	209,221
Other accumulated gains/(losses)	(12,069,295)	(2,753,454)	(6,130,856)
Total accumulated earnings/(losses)	$(32,654,710)	$(8,094,958)	$(9,259,198)

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax capital losses, which may be carried over indefinitely to offset future gains, as follows:

	Short-Term Capital Losses	Long-Term Capital Losses
BBB Bond Fund	$1,676,573	$10,392,722
MBS Bond Fund	$1,530,028	$1,223,426
High Yield (MACS) Fund	$—	$6,130,856

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region,

36

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds.

BBB Bond Fund
•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund
•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

37

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with

38

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2025:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	44.84%
MBS Bond Fund	Morgan Stanley LLC	37.77%
High Yield (MACS) Fund	First Hawaiian Bank	89.70%

NOTE 10 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

39

PIA FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreements. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from

40

PIA FUNDS
ADDITIONAL INFORMATION(Continued)
funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
BBB Fund: The Board noted that the BBB Fund outperformed the average of its Morningstar peer group for the one-, five-, and ten-year periods and underperformed for the three-year period ended June 30, 2024. The Board noted that the BBB Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed the benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2024.
The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.
MBS Fund: The Board noted that the MBS Fund underperformed the average of its Morningstar peer group for the one-, and five-year periods and outperformed for the three-, and ten-year periods, all periods ended June 30, 2024. The Board also noted the Fund underperformed the average of its Cohort for the one-year period, and outperformed for the three-, five-, and ten-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, and ten-year periods, outperformed for the three-year period, and performed in-line for the five- year period, all periods ended June 30, 2024.
The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.
High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund outperformed the average of the Morningstar peer group and the Cohort for the one-, three- and five-year periods, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad- based securities market benchmark, noting that it had outperformed its benchmark index for the one-, three- and five-year periods ended June 30, 2024.
The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had outperformed its similarly managed account composite for the one-, three-, and five-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort. The Board noted that the Adviser does not charge management fees to the BBB Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.
MBS Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort and below. The Board also noted that the Adviser does not charge management fees to the MBS Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

41

PIA FUNDS
ADDITIONAL INFORMATION(Continued)
High Yield (MACS) Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort. The Board also noted that the Adviser does not charge management fees to the High Yield (MACS) Fund. The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.28% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses through March 29, 2025, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser. The Board additionally noted that the expense ratios for BBB Fund and High Yield (MACS) Fund are currently running below the Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b- 1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund would be in the best interests of each Fund and its shareholders.

42

PIA HIGH YIELD FUND
Core Financial Statements
May 31, 2025

PIA High Yield Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 92.6%
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	$925,000	$937,852
Aerospace/Defense - 1.6%
Efesto Bidco S.p.A Efesto US LLC, 7.50%, 02/15/2032(a)	1,000,000	1,007,375
Goat Holdco LLC, 6.75%, 02/01/2032(a)	475,000	473,516
		1,480,891
Airlines - 1.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	1,193,000	1,072,785
Auto Manufacturers - 0.8%
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	1,051,000	680,785
Building Materials - 2.1%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	250,000	252,038
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	725,000	668,365
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	650,000	641,073
8.88%, 11/15/2031(a)	300,000	308,224
		1,869,700
Chemicals - 9.9%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	932,000	337,855
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	1,125,000	1,158,777
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	875,000	710,329
12.00%, 02/15/2031(a)	860,000	788,925
GPD Cos., Inc., 10.13%, 04/01/2026(a)	1,160,000	1,116,444
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	1,000,000	877,021
Innophos Holdings, Inc., 11.50%, 06/15/2029(a)	1,315,550	1,326,903
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	1,075,000	918,008
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	905,000	943,969
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	860,000	817,269
		8,995,500
Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,100,000	1,011,786
Commercial Services - 14.1%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	1,241,000	1,085,456
Champions Financing, Inc., 8.75%, 02/15/2029(a)	1,250,000	1,165,276
Cimpress PLC, 7.38%, 09/15/2032(a)	950,000	886,625
CPI CG, Inc., 10.00%, 07/15/2029(a)	900,000	956,230
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	975,000	983,215
Deluxe Corp., 8.13%, 09/15/2029(a)	1,000,000	1,013,909
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,135,000	1,069,993

The accompanying notes are an integral part of these financial statements.

1

PIA High Yield Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	$850,000	$807,899
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	1,016,000	1,019,544
StoneMor, Inc., 8.50%, 05/15/2029(a)	1,165,000	1,074,980
Veritiv Operating Co., 10.50%, 11/30/2030(a)	1,108,000	1,180,162
VT Topco, Inc., 8.50%, 08/15/2030(a)	650,000	689,645
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	825,000	823,902
		12,756,836
Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	1,145,000	1,053,339
Distribution/Wholesale - 0.4%
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	375,000	397,258
Diversified Financial Services - 1.1%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	320,000	318,673
6.88%, 04/15/2030(a)	550,000	551,848
9.25%, 07/01/2031(a)	135,000	143,943
		1,014,464
Engineering & Construction - 4.0%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	1,300,000	1,167,130
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	350,000	349,632
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,165,000	1,092,738
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	981,000	997,848
		3,607,348
Entertainment - 2.2%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	967,000	917,396
Voyager Parent LLC, 9.25%, 07/01/2032(a)	1,050,000	1,085,482
		2,002,878
Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	1,017,000	1,061,554
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 03/01/2029(a)	940,000	876,743
		1,938,297
Food Service - 1.4%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	485,000	482,945
10.50%, 05/15/2029(a)	785,000	806,686
		1,289,631

The accompanying notes are an integral part of these financial statements.

2

PIA High Yield Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Forest Products & Paper - 2.4%
Magnera Corp., 4.75%, 11/15/2029(a)	$1,017,000	$863,266
Mercer International, Inc.
12.88%, 10/01/2028(a)	600,000	597,449
5.13%, 02/01/2029	850,000	676,509
		2,137,224
Healthcare-Products - 1.0%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	850,000	884,289
Healthcare-Services- 2.2%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	875,000	925,648
Kedrion SpA, 6.50%, 09/01/2029(a)	1,020,000	983,835
ModivCare, Inc., 5.00%, 10/01/2029(a)	1,625,000	89,375
		1,998,858
Internet - 1.3%
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	720,000	696,874
9.50%, 05/30/2029(a)	450,000	466,209
		1,163,083
Iron/Steel - 1.3%
TMS International Corp./DE, 6.25%, 04/15/2029(a)	1,280,000	1,194,576
Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(a)	809,000	837,518
Machinery-Diversified - 2.9%
GrafTech Finance, Inc., 4.63%, 12/23/2029(a)	1,161,000	730,257
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(a)	150,000	118,500
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,025,000	1,049,598
OT Merger Corp., 7.88%, 10/15/2029(a)	1,769,000	691,422
		2,589,777
Media - 3.9%
Beasley Mezzanine Holdings LLC
11.00%, 08/01/2028(a)	121,000	121,000
9.20%, 08/01/2028(a)	1,003,000	361,080
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	1,535,000	1,093,365
Univision Communications, Inc.
4.50%, 05/01/2029(a)	570,000	508,148
7.38%, 06/30/2030(a)	350,000	327,446
8.50%, 07/31/2031(a)	250,000	240,208
Urban One, Inc., 7.38%, 02/01/2028(a)	1,650,000	826,543
		3,477,790
Metal Fabricate/Hardware - 0.9%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	855,000	829,948

The accompanying notes are an integral part of these financial statements.

3

PIA High Yield Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Mining - 3.0%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	$650,000	$683,396
Compass Minerals International, Inc., 6.75%, 12/01/2027(a)	1,000,000	1,000,597
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(a)	1,000,000	989,370
		2,673,363
Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028(a)	750,000	766,132
Calderys Financing LLC, 11.25%, 06/01/2028(a)	665,000	708,607
		1,474,739
Office-Business Equipment - 2.2%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	985,000	990,821
Xerox Holdings Corp.
5.50%, 08/15/2028(a)	1,075,000	755,777
8.88%, 11/30/2029(a)	375,000	253,096
		1,999,694
Oil & Gas Services - 2.4%
Aris Water Holdings LLC, 7.25%, 04/01/2030(a)	350,000	352,121
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,000,000	997,969
Enerflex Ltd., 9.00%, 10/15/2027(a)	825,000	850,761
		2,200,851
Packaging & Containers - 4.9%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	875,000	880,077
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,050,000	1,005,438
LABL, Inc.
5.88%, 11/01/2028(a)	650,000	555,905
9.50%, 11/01/2028(a)	425,000	383,504
8.63%, 10/01/2031(a)	375,000	310,836
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(a)	1,150,000	1,135,046
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	175,000	184,097
		4,454,903
Pipelines - 6.7%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	275,000	275,857
6.88%, 01/15/2029	616,000	618,930
8.25%, 01/15/2032(a)	165,000	171,566
ITT Holdings LLC, 6.50%, 08/01/2029(a)	1,155,000	1,079,106
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	500,000	530,077
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	550,000	536,052
8.38%, 02/15/2032(a)	667,000	631,883
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	950,000	952,912
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	350,000	357,583
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	850,000	870,504
		6,024,470

The accompanying notes are an integral part of these financial statements.

4

PIA High Yield Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Retail - 1.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(a)	$1,100,000	$996,656
Software - 4.7%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	1,050,000	1,043,713
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	975,000	987,213
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028(a)	875,000	833,298
8.75%, 05/01/2029(a)	330,000	335,370
Rocket Software, Inc.
9.00%, 11/28/2028(a)	250,000	258,206
6.50%, 02/15/2029(a)	835,000	811,550
		4,269,350
Transportation - 5.0%
Brightline East LLC, 11.00%, 01/31/2030(a)	1,191,000	865,994
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	750,000	701,712
Rand Parent LLC, 8.50%, 02/15/2030(a)	1,085,000	1,068,312
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	1,100,000	1,036,054
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	850,000	875,313
		4,547,385
TOTAL CORPORATE BONDS (Cost $89,453,055)		83,863,824
	Shares
COMMON STOCKS - 0.0%(b)
Building Materials - 0.0%(b)
Northwest Hardwoods(c)(d)	2,996	37,450
Media - 0.0%(b)
Beasley Broadcast Group, Inc.(d)	740	3,286
TOTAL COMMON STOCKS (Cost $146,126)		40,736
SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
Fidelity Government Portfolio - Class Institutional, 4.19%(e)	5,482,344	5,482,344
TOTAL SHORT-TERM INVESTMENTS (Cost $5,482,344)		5,482,344
TOTAL INVESTMENTS - 98.7% (Cost $95,081,525)		$89,386,904
Other Assets in Excess of Liabilities - 1.3%		1,143,536
TOTAL NET ASSETS - 100.0%		$90,530,440

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $81,462,580 or 90.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,450 or 0.0% of net assets as of May 31, 2025.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$89,386,904
Interest receivable	1,738,396
Receivable for investments sold	344,907
Receivable for fund shares sold	228
Prepaid expenses and other assets	21,476
Total assets	91,491,911
LIABILITIES:
Payable for investments purchased	875,000
Payable for capital shares redeemed	22,392
Payable for fund administration and accounting fees	19,071
Payable to adviser	17,417
Payable for audit fees	11,121
Payable for transfer agent fees and expenses	5,240
Payable for directors fees	3,188
Payable for compliance fees	1,778
Payable for custodian fees	1,465
Payable for distribution and shareholder servicing fees	163
Payable for expenses and other liabilities	4,636
Total liabilities	961,471
NET ASSETS	$90,530,440
NET ASSETS CONSISTS OF:
Paid-in capital	$100,519,493
Total accumulated losses	(9,989,053)
Total net assets	$90,530,440
Net assets	$90,530,440
Shares issued and outstanding(a)	10,478,321
Net asset value per share	$8.64
COST:
Investments, at cost	$95,081,525

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Statement of Operations
For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$4,009,156
Total investment income	4,009,156
EXPENSES:
Investment advisory fee	252,781
Fund administration and accounting fees	62,972
Transfer agent fees	54,686
Trustees’ fees	12,043
Audit fees	11,997
Federal and state registration fees	11,993
Reports to shareholders	7,421
Compliance fees	5,505
Custodian fees	4,073
Legal fees	3,893
Other expenses and fees	9,898
Total expenses	437,262
Expense reimbursement by Adviser	(138,521)
Net expenses	298,741
NET INVESTMENT INCOME	3,710,415
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(539,400)
Net realized gain (loss)	(539,400)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,347,003)
Net change in unrealized appreciation (depreciation)	(4,347,003)
Net realized and unrealized gain (loss)	(4,886,403)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,175,988)

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Statements of Changes in Net Assets

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$3,710,415	$5,255,551
Net realized gain (loss)	(539,400)	(741,148)
Net change in unrealized appreciation (depreciation)	(4,347,003)	4,062,932
Net increase (decrease) in net assets from operations	(1,175,988)	8,577,335
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,744,566)	(5,193,992)
Total distributions to shareholders	(3,744,566)	(5,193,992)
CAPITAL TRANSACTIONS:
Shares sold	19,577,907	57,064,170
Shares issued in reinvestment of distributions	1,481,945	2,064,524
Shares redeemed	(19,097,496)	(28,033,974)
Net increase (decrease) in net assets from capital transactions	1,962,356	31,094,720
NET INCREASE (DECREASE) IN NET ASSETS	(2,958,198)	34,478,063
NET ASSETS:
Beginning of the period	93,488,638	59,010,575
End of the period	$90,530,440	$93,488,638
SHARES TRANSACTIONS
Shares sold	2,200,930	6,350,331
Shares issued in reinvestment of distributions	167,878	230,952
Shares redeemed	(2,157,312)	(3,144,689)
Total increase (decrease) in shares outstanding	211,496	3,436,594

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Financial Highlights

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.11	$8.64	$8.28	$9.85	$9.71	$9.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.68	0.65	0.68	0.61	0.63
Net realized and unrealized gain (loss) on investments(b)	(0.47)	0.47	0.36	(1.57)	0.14	0.08
Total from investment operations	(0.11)	1.15	1.01	(0.89)	0.75	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.68)	(0.65)	(0.68)	(0.61)	(0.63)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.36)	(0.68)	(0.65)	(0.68)	(0.61)	(0.64)
Increase from payment by affiliate and administrator due to operational error	—	—	—	—	—	0.03
Net asset value, end of period	$8.64	$9.11	$8.64	$8.28	$9.85	$9.71
TOTAL RETURN(c)	−1.23%	13.73%	12.70%	−9.26%	7.85%	8.36%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,530	$93,489	$59,011	$50,004	$60,396	$55,110
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.95%	0.98%	1.06%	1.06%	0.97%	1.11%
After expense reimbursement/ recoupment(d)	0.65%	0.80%(e)	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets(d)	8.09%	7.78%	7.69%	7.50%	6.13%	6.80%
Portfolio turnover rate(c)	8%	43%	35%	23%	72%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Effective September 1, 2024, the Advisor agreed to limit annual operating expenses to 0.65% of average daily net assets. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets.

(f)
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

10

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Fund offers the Institutional Class. The primary investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on December 31, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

11

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact on the Fund. The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2025, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

12

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

13

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2025, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$83,863,824	$—	$83,863,824
Common Stocks	3,286	—	37,450	40,736
Money Market Funds	5,482,344	—	—	5,482,344
Total Investments	$5,485,630	$83,863,824	$37,450	$89,386,904

Refer to the Schedule of Investments for further disaggregation of investment categories.

14

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(67,410)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2025	$37,450

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2025, and still classified as Level 3 was $(67,410).
The following is a summary of quantitative information about level 3 valued measurements:

	5-31-25	Valuation Technique(s)	Unobservable Input	Input/Range
Common Stocks	37,450	Market Transaction Method	Prior/Recent Transaction	$12.50

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets. For the six months ended May 31, 2025, the Fund incurred $252,781 in advisory fees.
The Fund is responsible for its own operating expenses. Prior to March 31, 2025 the Adviser had temporarily agreed to reduce fees payable to the Fund. As of March 31, 2025 the Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.65% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2025, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $138,521; no amounts were reimbursed to the Adviser.
Beginning April 1, 2025, and effective with the contractual agreement, the Adviser is eligible to recapture portions, up to $49,902, of the absorbed amount of $138,521. The remaining $88,619 prior to March 31, 2025 was under the temporary agreement and is not subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust,

15

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2025, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $26,982 of sub-transfer agent fees during the six months ended May 31, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2025, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $12,914,734 and $6,911,354, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2025.
NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $15,000,000, with a limit of 15% of market value of assets. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the six months ended May 31, 2025.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six month ended May 31, 2025 and year ended November 30, 2024 were as follows:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
Ordinary income	$3,744,566	$5,193,992

As of November 30, 2024, the Fund’s most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$93,615,139
Gross unrealized appreciation	2,055,030
Gross unrealized depreciation	(3,402,648)
Net unrealized depreciation(a)	(1,347,618)
Undistributed ordinary income	98,885
Undistributed long-term capital gains	—
Total distributable earnings	98,885
Other accumulated gains/(losses)	(3,819,766)
Total accumulated earnings/(losses)	$(5,068,499)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Long-Term Indefinite
$3,819,766

16

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

17

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, National Financial Services, LLC, for the benefit of their customers, owned 43.62% of the outstanding shares of the Fund.
NOTE 10 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

18

PIA HIGH YIELD FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

19

PIA HIGH YIELD FUND
ADDITIONAL INFORMATION(Continued)
The Board noted that the Fund outperformed the average of both the Morningstar peer group and the Cohort for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2024. The Board also reviewed the performance of the High-Yield Fund against a broad-based securities market benchmark for the same period, noting that it had outperformed its benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High-Yield Fund, noting that the Fund underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2025, to maintain an annual expense ratio for the Fund of 0.65%, which was lowered from 0.86% effective September 1, 2024, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also considered that the contractual management fee was at the median and above the average of its Cohort, while the net expense ratio was above the Cohort average and median. The Board further noted that if the lower Expense Cap had been in place, the net expense ratio would have been at the median and below the average of its Cohort. The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Advisor’s separately managed account clients, primarily as a reflection of the larger account size for separate account clients as well as client service and operations differences between the Fund and the separate account clients.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

20

PIA Short-Term Securities Fund
Core Financial Statements
May 31, 2025

PIA Short-Term Securities Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 52.3%
Agriculture - 0.7%
Philip Morris International, Inc., 4.75%, 02/12/2027	$ 1,000,000	$ 1,007,538
Banks - 11.9%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,820,998
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	2,000,000	2,002,775
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	815,439
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	814,724
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,014,387
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,008,278
Goldman Sachs Bank USA/New York NY, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,807,697
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	1,998,838
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027	2,000,000	2,001,509
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,016,665
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026(a)	1,000,000	1,014,231
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,012,913
		18,328,454
Building Materials - 0.7%
Holcim Finance US LLC, 4.70%, 04/07/2028(a)	1,000,000	1,004,906
Chemicals - 1.3%
FMC Corp., 5.15%, 05/18/2026	1,000,000	1,006,518
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,012,574
		2,019,092
Commercial Services - 2.3%
Cintas Corp. No 2, 4.20%, 05/01/2028	500,000	499,044
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,012,013
		3,511,057
Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,004,815
Electric - 5.0%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,015,835
American Electric Power Co., Inc., 5.70%, 08/15/2025	1,000,000	1,001,490
DTE Energy Co., 4.95%, 07/01/2027	500,000	504,001
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,006,846
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,001,087
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,519,900
Southern California Edison Co., 4.40%, 09/06/2026	700,000	697,194
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000,000	1,005,041
		7,751,394
Environmental Control - 0.7%
Veralto Corp., 5.50%, 09/18/2026	1,000,000	1,011,107
Food - 0.3%
The Campbell’s Co., 5.30%, 03/20/2026	500,000	502,168

The accompanying notes are an integral part of these financial statements.

1

PIA Short-Term Securities Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS -(Continued)
Forest Products & Paper - 0.6%
Georgia-Pacific LLC, 4.40%, 06/30/2028(a)	$1,000,000	$1,000,756
Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	501,579
Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	504,641
Healthcare-Services - 0.2%
Elevance Health, Inc., 4.50%, 10/30/2026	250,000	249,969
Insurance - 7.5%
AEGON Funding Co. LLC, 5.50%, 04/16/2027(a)	3,000,000	3,030,620
Aon North America, Inc., 5.13%, 03/01/2027	500,000	505,290
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	501,193
Athene Global Funding, 5.62%, 05/08/2026(a)	2,000,000	2,017,608
Corebridge Global Funding, 5.35%, 06/24/2026(a)	500,000	504,371
Jackson National Life Global Funding, 5.50%, 01/09/2026(a)	1,000,000	1,004,612
MassMutual Global Funding II, 4.15%, 08/26/2025(a)	500,000	499,647
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026(a)	1,000,000	1,012,244
Principal Life Global Funding II
5.00%, 01/16/2027(a)	500,000	503,774
4.60%, 08/19/2027(a)	1,000,000	1,002,231
Protective Life Global Funding, 4.99%, 01/12/2027(a)	1,000,000	1,007,159
		11,588,749
Investment Companies - 3.3%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,060,876
HPS Corporate Lending Fund, 5.45%, 01/14/2028	2,000,000	1,998,978
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,019,551
		5,079,405
Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	505,216
Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	503,987
Mining - 0.7%
Glencore Funding LLC, 5.34%, 04/04/2027(a)	1,000,000	1,011,218
Oil & Gas - 1.0%
Occidental Petroleum Corp., 5.00%, 08/01/2027	1,000,000	1,000,784
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	502,417
		1,503,201
Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027(a)	500,000	505,064

The accompanying notes are an integral part of these financial statements.

2

PIA Short-Term Securities Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS -(Continued)
Packaging & Containers - 1.9%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028(a)	$1,000,000	$1,002,744
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	1,990,161
		2,992,905
Pharmaceuticals - 2.0%
Cencora, Inc., 4.63%, 12/15/2027	2,000,000	2,011,012
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	1,000,701
		3,011,713
Pipelines - 3.6%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,023,621
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,019,247
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	993,336
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	1,000,000	1,000,522
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	502,539
		5,539,265
REITs - 3.1%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,035,345
Public Storage Operating Co., 5.05% (SOFR + 0.70%), 04/16/2027	1,000,000	1,000,153
Realty Income Corp., 5.05%, 01/13/2026	800,000	798,459
Weyerhaeuser Co., 4.75%, 05/15/2026	1,000,000	1,001,885
		4,835,842
Software - 1.3%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,021,843
Transportation - 1.3%
TTX Co., 5.50%, 09/25/2026(a)	2,000,000	2,022,430
Water - 0.7%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,005,934
TOTAL CORPORATE BONDS (Cost $79,866,999)		80,524,248
ASSET-BACKED SECURITIES - 17.7%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	878,154	883,093
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	832,838	835,436
CPS Auto Trust
Series 2024-D, Class A, 4.91%, 06/15/2028(a)	295,807	295,972
Series 2025-A, Class B, 5.02%, 07/16/2029(a)	1,000,000	1,003,522
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030(a)	1,000,000	1,000,863
Dext ABS Funding LLC, Series 2025-1, Class A2, 4.59%, 08/16/2027(a)	1,000,000	998,702
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027(a)	1,000,000	1,000,449
DT Auto Owner Trust, Series 2023-3A, Class A, 6.29%, 08/16/2027(a)	57,887	57,949
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036(a)	2,382,918	2,379,625

The accompanying notes are an integral part of these financial statements.

3

PIA Short-Term Securities Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES -(Continued)
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029(a)	$464,943	$466,727
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	1,000,000	1,008,149
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026(a)	936,214	939,558
Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/2027(a)	1,946,999	1,947,271
Pagaya AI Debt Selection Trust, Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	1,500,000	1,499,660
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028(a)	1,500,000	1,507,799
PVOneLLC
Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	207,405	208,126
Series 2025-1A, Class A, 5.40%, 03/15/2039(a)	2,858,172	2,855,805
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	778,543	778,033
SAFCO Auto Receivables Trust
Series 2024-1A, Class A, 6.51%, 03/20/2028(a)	368,050	369,078
Series 2025-1A, Class A, 5.46%, 09/10/2029(a)	2,000,000	1,998,235
Santander Consumer USA Holdings, Inc., Series 2024-5, Class A2, 4.88%, 09/15/2027	1,147,351	1,147,375
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(a)	859,355	863,766
Tesla Auto Lease Trust
Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	286,638	287,028
Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	2,000,000	2,004,575
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028(a)	1,000,000	1,003,538
TOTAL ASSET-BACKED SECURITIES (Cost $27,299,655)		27,340,334
MORTGAGE-BACKED SECURITIES - 10.5%
Commercial Mortgage-Backed Securities - 10.4%
BX Trust
Series 2021-RISE, Class A, 5.19% (1 mo. Term SOFR + 0.86%), 11/15/2036(a)	2,535,987	2,529,018
Series 2024-CNYN, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 04/15/2041(a)	1,678,488	1,682,648
Series 2024-MF, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 02/15/2039(a)	885,455	887,607
Series 2024-VLT4, Class B, 6.27% (1 mo. Term SOFR + 1.94%), 07/15/2029(a)	4,000,000	3,991,060
Series 2025-DIME, Class B, 5.83% (1 mo. Term SOFR + 1.50%), 02/15/2035(a)	3,000,000	2,980,848
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, 6.62% (1 mo. Term SOFR + 2.29%), 08/15/2041(a)	3,000,000	3,013,470
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 4.94%, 09/10/2038(a)(b)	1,000,000	994,986
		16,079,637
U.S. Government Securities - 0.1%
FHLMC ARM
Pool 782784, 6.79% (1 yr. CMT Rate + 2.25%), 10/01/2034	36,581	37,881
Pool 847671, 7.00% (RFUCCT1Y + 1.85%), 04/01/2036	9,046	9,366

The accompanying notes are an integral part of these financial statements.

4

PIA Short-Term Securities Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES -(Continued)
U.S. Government Securities -(Continued)
FNMA ARM
Pool 562912, 5.75% (1 yr. CMT Rate + 2.11%), 04/01/2030	$8,743	$8,731
Pool 743454, 7.20% (RFUCCT1Y + 1.70%), 10/01/2033	2,663	2,718
Pool 755253, 6.38% (RFUCCT1Y + 1.75%), 11/01/2033	51,912	52,848
		111,544
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,136,702)		16,191,181
U.S. TREASURY SECURITIES - 7.6%
U.S. Treasury Note/Bond
5.00%, 08/31/2025	2,300,000	2,303,268
3.63%, 05/15/2026	500,000	497,477
4.00%, 12/15/2027	2,500,000	2,507,178
3.88%, 03/15/2028	4,700,000	4,700,551
3.75%, 05/15/2028	1,700,000	1,693,957
TOTAL U.S. TREASURY SECURITIES (Cost $11,708,919)		11,702,431
	Shares
SHORT-TERM INVESTMENTS - 9.7%
Money Market Funds - 0.8%
Fidelity Government Portfolio - Class Institutional, 4.19%(c)	1,197,684	1,197,684
	Par
U.S. Treasury Bills - 8.9%
4.25%, 06/20/2025(d)	$800,000	798,308
4.24%, 07/10/2025(d)	5,000,000	4,977,754
4.32%, 08/14/2025(d)	8,000,000	7,931,507
		13,707,569
TOTAL SHORT-TERM INVESTMENTS (Cost $14,902,793)		14,905,253
TOTAL INVESTMENTS - 97.8% (Cost $149,915,068)		$150,663,447
Other Assets in Excess of Liabilities - 2.2%		3,323,795
TOTAL NET ASSETS - 100.0%		$153,987,242

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $60,581,297 or 39.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$150,663,447
Receivable for investments sold	4,696,888
Interest receivable	1,378,032
Cash	158
Prepaid expenses and other assets	23,177
Total assets	156,761,702
LIABILITIES:
Payable for investments purchased	2,694,755
Payable to adviser	22,948
Payable for fund administration and accounting fees	19,263
Payable for audit fees	9,021
Payable for transfer agent fees and expenses	7,683
Payable for distribution and shareholder servicing fees	4,299
Payable for custodian fees	3,447
Payable for directors fees	3,187
Payable for compliance fees	1,779
Payable for expenses and other liabilities	8,078
Total liabilities	2,774,460
NET ASSETS	$ 153,987,242
Net Assets Consists of:
Paid-in capital	$153,981,958
Total distributable earnings	5,284
Total net assets	$ 153,987,242
Net assets	$153,987,242
Shares issued and outstanding(a)	15,351,941
Net asset value per share	$10.03
Cost:
Investments, at cost	$149,915,068

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Statement of Operations
For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$ 3,889,557
Total investment income	3,889,557
EXPENSES:
Investment advisory fee	154,117
Fund administration and accounting fees	63,070
Transfer agent fees	35,143
Trustees’ fees	12,043
Audit fees	11,997
Federal and state registration fees	11,819
Custodian fees	6,940
Compliance fees	5,506
Reports to shareholders	5,319
Legal fees	3,895
Other expenses and fees	9,378
Total expenses	319,227
Expense reimbursement by Adviser	(18,697)
Net expenses	300,530
NET INVESTMENT INCOME	3,589,027
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	41,204
Net realized gain (loss)	41,204
Net change in unrealized appreciation (depreciation) on:
Investments	(78,999)
Net change in unrealized appreciation (depreciation)	(78,999)
Net realized and unrealized gain (loss)	(37,795)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,551,232

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$3,589,027	$6,984,594
Net realized gain (loss)	41,204	17,929
Net change in unrealized appreciation (depreciation)	(78,999)	1,520,292
Net increase (decrease) in net assets from operations	3,551,232	8,522,815
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,632,910)	(6,977,261)
Total distributions to shareholders	(3,632,910)	(6,977,261)
CAPITAL TRANSACTIONS:
Shares sold	681,150	20,472,344
Shares issued in reinvestment of distributions	3,516,701	6,741,458
Shares redeemed	(9,908,702)	(8,296,131)
Net increase (decrease) in net assets from capital transactions	(5,710,851)	18,917,671
NET INCREASE (DECREASE) IN NET ASSETS	(5,792,529)	20,463,225
NET ASSETS:
Beginning of the period	159,779,771	139,316,546
End of the period	$ 153,987,242	$159,779,771
SHARES TRANSACTIONS
Shares sold	67,935	2,042,130
Shares issued in reinvestment of distributions	350,875	674,844
Shares redeemed	(988,208)	(830,579)
Total increase (decrease) in shares outstanding	(569,398)	1,886,395

The accompanying notes are an integral part of these financial statements.

8

PIA SHORT-TERM SECURITIES FUND
Financial Highlights

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.04	$9.93	$9.78	$10.05	$10.12	$10.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.47	0.35	0.12	0.06	0.13
Net realized and unrealized gain (loss) on investments(b)	(0.01)	0.11	0.14	(0.27)	(0.05)	0.06
Total from investment operations	0.23	0.58	0.49	(0.15)	0.01	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.47)	(0.34)	(0.12)	(0.08)	(0.14)
Total distributions	(0.24)	(0.47)	(0.34)	(0.12)	(0.08)	(0.14)
Net asset value, end of period	$10.03	$10.04	$9.93	$9.78	$10.05	$10.12
TOTAL RETURN(c)	2.28%	5.95%	5.10%	−1.49%	0.11%	1.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$153,987	$159,780	$139,316	$130,493	$141,947	$200,329
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.41%	0.40%	0.44%	0.43%	0.43%	0.42%
After expense reimbursement/ recoupment(d)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets(d)	4.67%	4.71%	3.54%	1.20%	0.66%	1.23%
Portfolio turnover rate(c)	31%	64%	65%	25%	44%	58%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Fund commenced operations on April 22, 1994.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

10

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. All short-term capital gains are included in ordinary income for tax purposes.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact on the Fund. The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered

11

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2025, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

12

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2025, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$80,524,248	$—	$80,524,248
Asset-Backed Securities	—	27,340,334	—	27,340,334
Mortgage-Backed Securities	—	16,191,181	—	16,191,181
U.S. Treasury Securities	—	11,702,431	—	11,702,431
Money Market Funds	1,197,684	—	—	1,197,684
U.S. Treasury Bills	—	13,707,569	—	13,707,569
Total Investments	$1,197,684	$149,465,763	$—	$150,663,447

Refer to the Schedule of Investments for further disaggregation of investment categories.

13

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund. For the six months ended May 31, 2025, the Fund incurred $154,117 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2025, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $18,697; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/25	$696
11/30/26	58,805
11/30/27	14,643
5/31/28	18,697
$92,841

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2025, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $12,978 of sub-transfer agent fees during the six months ended May 31, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

14

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$ 30,810,331	$15,712,560	$13,379,103	$26,218,559

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the six months ended May 31, 2025.
Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six month ended May 31, 2025 and year ended November 30, 2024 were as follows:

	May 31, 2025	November 30, 2024
Ordinary income	$3,632,910	$6,977,261

As of November 30, 2024, the Fund’s most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows

Cost of investments(a)	$159,633,984
Gross unrealized appreciation	917,678
Gross unrealized depreciation	(90,300)
Net unrealized appreciation(a)	827,378
Undistributed ordinary income	108,119
Undistributed long-term capital gains	—
Total distributable earnings	108,119
Other accumulated gains/(losses)	(848,536)
Total accumulated earnings/(losses)	$86,961

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$426,942	$421,594	$848,536

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or

15

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

16

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
•
Risks Associated with Asset-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks. Although the fluctuations in value of adjustable and floating rate instruments should be minimized as a result of changes in market interest rates compared to fixed-rate debt instruments, because such floating rates only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund.

•
High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

NOTE 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, Teamsters & Food Employers Security Trust Fund and Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 44.75% and 28.36%, respectively, of the outstanding shares of the Fund.
NOTE 10 – Officers
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

17

PIA Short-Term Securities Fund
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund” or the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

18

PIA Short-Term Securities Fund
ADDITIONAL INFORMATION(Continued)
The Board noted that the Short-Term Securities Fund underperformed the average of both its Morningstar peer group and its Cohort for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark for the one-, three-, five- and ten-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had outperformed the similarly managed composite for the one-, three-, five- and ten-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board took into consideration that the contractual management fee and net expense ratio were below the Cohort’s median and average. The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that for the Fund the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor potential economies of scale in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund would be in the best interests of the Fund and its shareholders.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/6/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	8/6/2025

* Print the name and title of each signing officer under his or her signature